SCHEDULE OF CONCENTRATION RISK (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Concentration Risk [Line Items]
Contract receivable	$ 2,648,771	$ 2,118,653
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 2,882,702	$ 1,364,578
Concentration risk percentage	33.10%	12.80%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	$ 912,807	$ 1,447,254	$ 866,217
Concentration risk percentage	10.50%	13.60%	20.90%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues	$ 894,798	$ 1,139,811
Concentration risk percentage	10.30%	10.70%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenues	$ 860,326
Concentration risk percentage	9.90%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenues	$ 624,752	$ 5,180,936	$ 225,289
Concentration risk percentage	7.20%	48.60%	5.40%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer F [Member]
Concentration Risk [Line Items]
Revenues	$ 516,599	$ 828,277	$ 711,465
Concentration risk percentage	5.90%	7.80%	17.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer G [Member]
Concentration Risk [Line Items]
Revenues	$ 43,909	$ 87,607	$ 1,587,543
Concentration risk percentage	0.50%	0.80%	38.30%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer I [Member]
Concentration Risk [Line Items]
Revenues			$ 153,435
Concentration risk percentage			3.70%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer [Member]
Concentration Risk [Line Items]
Revenues	$ 6,735,893	$ 10,048,463	$ 3,543,949
Concentration risk percentage	77.40%	94.30%	85.50%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.50%	43.40%
Contract receivable	$ 490,149	$ 918,770
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.60%	6.50%
Contract receivable	$ 491,319	$ 138,529
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.80%
Contract receivable	$ 710,432
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.60%	28.20%
Contract receivable	$ 254,421	$ 598,396
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.60%	18.00%
Contract receivable	$ 308,381	$ 380,347
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	85.10%	97.60%
Contract receivable	$ 2,254,702	$ 2,068,880
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage		1.50%
Contract receivable		$ 32,838
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Suppliers	$ 756,887	$ 2,036,905	$ 1,045,745
Suppliers, Percentage	68.10%	69.60%	75.90%
Accounts Payable	$ 284,179	$ 407,888
AccountsPayable, Percentage	43.20%	62.20%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier I [Member]
Concentration Risk [Line Items]
Suppliers	$ 272,940	$ 309,486
Suppliers, Percentage	24.60%	10.60%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier II [Member]
Concentration Risk [Line Items]
Suppliers	$ 161,176
Suppliers, Percentage	14.50%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier III [Member]
Concentration Risk [Line Items]
Suppliers	$ 88,933	$ 204,842	$ 215
Suppliers, Percentage	8.00%	7.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier IV [Member]
Concentration Risk [Line Items]
Suppliers	$ 83,200
Suppliers, Percentage	7.50%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier V [Member]
Concentration Risk [Line Items]
Suppliers	$ 52,271	$ 105,924	$ 73,462
Suppliers, Percentage	4.70%	3.60%	5.30%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier VI [Member]
Concentration Risk [Line Items]
Suppliers	$ 12,800	$ 779,272	$ 745,306
Suppliers, Percentage	1.20%	26.60%	54.10%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier VII [Member]
Concentration Risk [Line Items]
Suppliers	$ 20,171	$ 208,467	$ 12,367
Suppliers, Percentage	1.80%	7.10%	0.90%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier VIII [Member]
Concentration Risk [Line Items]
Suppliers	$ 3,712	$ 178,473
Suppliers, Percentage	0.30%	6.10%
Accounts Payable	$ 15,135	$ 113,458
AccountsPayable, Percentage	2.30%	17.30%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier IX [Member]
Concentration Risk [Line Items]
Suppliers	$ 47,097	$ 89,308	$ 106,330
Suppliers, Percentage	4.20%	3.10%	7.70%
Accounts Payable	$ 15,563	$ 39,321
AccountsPayable, Percentage	2.40%	6.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier X [Member]
Concentration Risk [Line Items]
Suppliers		$ 111,245	$ 63,177
Suppliers, Percentage		3.80%	4.60%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier XI [Member]
Concentration Risk [Line Items]
Suppliers	$ 14,587	$ 49,888	$ 45,188
Suppliers, Percentage	1.30%	1.70%	3.30%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier XII [Member]
Concentration Risk [Line Items]
Accounts Payable	$ 64,212	$ 24,066
AccountsPayable, Percentage	9.80%	3.70%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier XIII [Member]
Concentration Risk [Line Items]
Accounts Payable	$ 52,329	$ 1,197
AccountsPayable, Percentage	8.00%	0.20%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier XIV [Member]
Concentration Risk [Line Items]
Accounts Payable	$ 47,891	$ 118,009
AccountsPayable, Percentage	7.30%	18.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier XV [Member]
Concentration Risk [Line Items]
Accounts Payable	$ 43,960	$ 10,330
AccountsPayable, Percentage	6.70%	1.50%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier XVI [Member]
Concentration Risk [Line Items]
Accounts Payable	$ 42,660	$ 45,391
AccountsPayable, Percentage	6.40%	6.90%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier XVIl [Member]
Concentration Risk [Line Items]
Accounts Payable	$ 2,429	$ 56,116
AccountsPayable, Percentage	0.30%	8.60%